6. PROPERTY DEPOSITS / TAX DEPOSITS	12 Months Ended
Dec. 31, 2020
Notes
6. PROPERTY DEPOSITS / TAX DEPOSITS

6. PROPERTY DEPOSITS / TAX DEPOSITS

Property deposits:

As of December 31, 2020, the Company had a total of $1,561 (€1,000) (December 31, 2019: $17,500 (€12,000)) of cash pledged for its exploration licenses in Portugal.  The advances to the Portuguese regulatory authorities are refundable to the Company, subject to completion of the work obligations described in the exploration license applications.

Tax deposits:

In November 2018, MAEPA paid €56,505 ($88,201) in lieu of bank guarantees of €77,918 ($121,625) to the Directora de Finanças de Braga in Portugal. This amount was comprised of €51,920 ($81,044) in respect of stamp tax and €4,585 ($7,157) in respect of VAT. The stamp tax portion relates to the interpretation that intercompany advances received by MAEPA are financing loans and, accordingly, are subject to stamp tax. The VAT portion relates to certain invoices for vehicle usage and construction services. As of December 31, 2019, the Company estimated that the judicial review process would take approximately one year for the VAT claim and three to five years for the stamp tax claim and that the likelihood of success for each was 50%. As a result, tax deposits were written down by $41,200 (€28,252) during the year ended December 31, 2019. During 2020, the judicial review ruled that approximately €1,971 VAT remained to be paid while the rest were annulled.  The Company accepted this ruling.  The Company is still waiting for a trial date regarding the stamp tax and it is estimated that the process can take another three to four years.